Accrued Severance Pay and Employee Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrued Severance Pay and Employee Retirement Plan [Line Items]
Percentage on monthly salary under severance pay law	8.33%
Severance expenses	$ 49,040	$ 144,896
Excluding Maestro Plan [Member]
Accrued Severance Pay and Employee Retirement Plan [Line Items]
Employer matching contribution percentage of match	5.00%
Total expense on contribution	$ 318,745	343,682
Maestro Plan [Member]
Accrued Severance Pay and Employee Retirement Plan [Line Items]
Employer matching contribution percentage of match	5.00%
Total expense on contribution	$ 321,149	$ 45,279